Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 327		$ 420
Short-term investments and deposits	115		172
Trade receivables	1,260		1,376
Inventories	1,626		1,703
Prepaid expenses and other receivables	258		363
Total current assets	3,586		4,034
Non-current assets
Deferred tax assets	143		152
Property, plant and equipment	6,462		6,329
Intangible assets	869		873
Other non-current assets	261		239
Total non-current assets	7,735		7,593
Total assets	11,321		11,627
Current liabilities
Short-term debt	384		858
Trade payables	1,002		912
Provisions	63		85
Other payables	879		783
Total current liabilities	2,328		2,638
Non-current liabilities
Long-term debt and debentures	1,909		1,829
Deferred tax liabilities	481		489
Long-term employee liabilities	331		354
Long-term provisions and accruals	230		224
Other	55		56
Total non-current liabilities	3,006		2,952
Total liabilities	5,334		5,590
Equity
Total shareholders’ equity	5,724	[1],[2]	5,768
Non-controlling interests	263		269
Total equity	5,987		6,037
Total liabilities and equity	$ 11,321		$ 11,627

[1]	The EBITDA calculation for the financial covenants, which amounted to $1,412 million in 2024, is according to the agreements with the financial institutions.
[2]	The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2024, the Company complies with all of its financial covenants.